Disclosures on the effects of fluctuations in foreign currency exchange rates - Assets Subject to Fluctuations in Exchange Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 14,504,960	$ 11,495,569
Current Assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	5,780,494	5,578,440
Current Assets | Cash and cash equivalents
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 1,750,321	1,377,851
Current Assets | Cash and cash equivalents | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,167,601	1,020,101
Current Assets | Cash and cash equivalents | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 277,692	214,361
Current Assets | Cash and cash equivalents | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 257,773	76,807
Current Assets | Cash and cash equivalents | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 10,493	6,716
Current Assets | Cash and cash equivalents | GBP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 1	2
Current Assets | Cash and cash equivalents | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 20,338	40,954
Current Assets | Cash and cash equivalents | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 220	2,038
Current Assets | Cash and cash equivalents | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 20	1
Current Assets | Cash and cash equivalents | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 1,487	910
Current Assets | Cash and cash equivalents | NOK
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	NOK
Assets held in foreign currency	$ 0	1
Current Assets | Cash and cash equivalents | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 12,768	10,978
Current Assets | Cash and cash equivalents | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 888	4,979
Current Assets | Cash and cash equivalents | IDR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	IDR
Assets held in foreign currency	$ 0	3
Current Assets | Cash and cash equivalents | MAD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MAD
Assets held in foreign currency	$ 991	0
Current Assets | Cash and cash equivalents | CAD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CAD
Assets held in foreign currency	$ 49	0
Current Assets | Other current financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 976,641	1,079,595
Current Assets | Other current financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 318,013	1,079,559
Current Assets | Other current financial assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 657,893	0
Current Assets | Other current financial assets | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 113	36
Current Assets | Other current financial assets | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 622	0
Current Assets | Other current non-financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 122,288	200,705
Current Assets | Other current non-financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 23,345	20,185
Current Assets | Other current non-financial assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 83,986	151,604
Current Assets | Other current non-financial assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 6,220	20,557
Current Assets | Other current non-financial assets | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 707	482
Current Assets | Other current non-financial assets | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 2,686	2,476
Current Assets | Other current non-financial assets | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 2,543	2,267
Current Assets | Other current non-financial assets | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 45	89
Current Assets | Other current non-financial assets | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 45	44
Current Assets | Other current non-financial assets | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 0	2,535
Current Assets | Other current non-financial assets | MAD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MAD
Assets held in foreign currency	$ 29	0
Current Assets | Other current non-financial assets | CAD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CAD
Assets held in foreign currency	$ 14	0
Current Assets | Other current non-financial assets | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 110	0
Current Assets | Other current non-financial assets | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 235	153
Current Assets | Other current non-financial assets | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 478	313
Current Assets | Other current non-financial assets | THB
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	THB
Assets held in foreign currency	$ 0	0
Current Assets | Other current non-financial assets | INR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	INR
Assets held in foreign currency	$ 135	0
Current Assets | Other current non-financial assets | SEK
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	SEK
Assets held in foreign currency	$ 1,710	0
Current Assets | Trade and other receivables
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 649,055	606,137
Current Assets | Trade and other receivables | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 486,896	407,361
Current Assets | Trade and other receivables | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 57,750	58,117
Current Assets | Trade and other receivables | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 36,901	82,539
Current Assets | Trade and other receivables | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 36,333	25,815
Current Assets | Trade and other receivables | GBP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 392	284
Current Assets | Trade and other receivables | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 4,893	9,893
Current Assets | Trade and other receivables | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 1,229	1,214
Current Assets | Trade and other receivables | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 2,225	763
Current Assets | Trade and other receivables | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 508	488
Current Assets | Trade and other receivables | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 15,159	14,600
Current Assets | Trade and other receivables | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 457	0
Current Assets | Trade and other receivables | MAD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MAD
Assets held in foreign currency	$ 4	0
Current Assets | Trade and other receivables | CAD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CAD
Assets held in foreign currency	$ 32	0
Current Assets | Trade and other receivables | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 786	77
Current Assets | Trade and other receivables | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 3,380	3,812
Current Assets | Trade and other receivables | INR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	INR
Assets held in foreign currency	$ 821	0
Current Assets | Trade and other receivables | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 1,286	1,171
Current Assets | Trade and other receivables | PEN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Assets held in foreign currency	$ 3	3
Current Assets | Receivables from related parties
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 36,799	28,706
Current Assets | Receivables from related parties | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 18,953	20,061
Current Assets | Receivables from related parties | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 1,338	1,899
Current Assets | Receivables from related parties | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 16,508	6,746
Current Assets | Current inventories
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 1,803,478	1,702,185
Current Assets | Current inventories | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,803,478	1,702,185
Current Assets | Current tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 441,794	583,143
Current Assets | Current tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 429,732	571,818
Current Assets | Current tax assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 2,978	2,040
Current Assets | Current tax assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 0	348
Current Assets | Current tax assets | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 1,596	281
Current Assets | Current tax assets | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 133	89
Current Assets | Current tax assets | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 4,738	4,115
Current Assets | Current tax assets | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 0	0
Current Assets | Current tax assets | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 0	28
Current Assets | Current tax assets | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 1	2
Current Assets | Current tax assets | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 40	4
Current Assets | Current tax assets | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 482	2,614
Current Assets | Current tax assets | PEN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Assets held in foreign currency	$ 2,094	1,804
Current Assets | Non-current assets or groups of assets classified as held for sale
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 118	118
Current Assets | Non-current assets or groups of assets classified as held for sale | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 118	118
Non-Current Assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	8,724,466	5,917,129
Non-Current Assets | Other non-current financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 76,244	60,706
Non-Current Assets | Other non-current financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 76,244	60,706
Non-Current Assets | Other non-current non-financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 314,348	364,166
Non-Current Assets | Other non-current non-financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 71,590	74,245
Non-Current Assets | Other non-current non-financial assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 242,758	289,921
Non-Current Assets | Other receivables, non-current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 3,295	2,727
Non-Current Assets | Other receivables, non-current | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 780	1,785
Non-Current Assets | Other receivables, non-current | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 489	419
Non-Current Assets | Other receivables, non-current | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 349	220
Non-Current Assets | Other receivables, non-current | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 0	240
Non-Current Assets | Other receivables, non-current | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 1,675	63
Non-Current Assets | Other receivables, non-current | PEN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Assets held in foreign currency	$ 2	0
Non-Current Assets | Investments classified using the equity method of accounting
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 631,199	585,794
Non-Current Assets | Investments classified using the equity method of accounting | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 43,383	29,869
Non-Current Assets | Investments classified using the equity method of accounting | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 12,634	9,610
Non-Current Assets | Investments classified using the equity method of accounting | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 575,182	545,991
Non-Current Assets | Investments classified using the equity method of accounting | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 0	324
Non-Current Assets | Intangible assets other than goodwill
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 2,553,052	167,968
Non-Current Assets | Intangible assets other than goodwill | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 2,553,052	167,968
Non-Current Assets | Purchases goodwill, gross
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 958	948
Non-Current Assets | Purchases goodwill, gross | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 958	948
Non-Current Assets | Property, plant and equipment
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 4,839,490	4,433,645
Non-Current Assets | Property, plant and equipment | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 4,839,490	4,433,645
Non-Current Assets | Right-of-use assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 70,336	84,070
Non-Current Assets | Right-of-use assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 70,336	84,070
Non-Current Assets | Non-current tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 59,541	59,541
Non-Current Assets | Non-current tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 59,541	59,541
Non-Current Assets | Deferred tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 176,003	157,564
Non-Current Assets | Deferred tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 176,003	$ 157,564